STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Loss	$ (1,405)	$ (1,251)	$ (1,280)
Adjustments required to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of property and equipment	35	64	60
Stock based compensation	153	155	201
Decrease (increase) in receivables and other financial assets	(31)	18	84
Profit from the sale of shares of Biocancell		(35)
Increase (decrease) in current liabilities	(9)	72	11
Net cash used in operating activities	(1,257)	(977)	(924)
Cash flows from investing activities:
Proceeds from sale of BioCancell securities		85
Investment in short-term deposit	(4,937)
Purchase of property and equipment	(10)	(53)	(129)
Net cash provided by (used for) investing activities	(4,947)	(32)	(129)
Decrease in cash, cash equivalents and restricted cash	(6,204)	(945)	(1,053)
Cash,cash equivalents and restricted cash at the beginning of the year	6,562	7,507	8,560
Cash,cash equivalents and restricted cash at the end of the year	358	6,562	7,507
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	280	6,449	7,426
Restricted cash	78	113	81
Cash,cash equivalents and restricted cash at the end of the year	$ 358	$ 6,562	$ 7,507